NATIONWIDE

VARIABLE

ACCOUNT-8

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-8:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-8 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

3

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACVI	85,424	$829,838	$1,269,405	$-	$1,269,405	$25	$1,269,380	$1,269,380	$-	$1,269,380
ACVIG	34,284	314,914	367,526	-	367,526	17	367,509	367,509	-	367,509
ACVU1	5,361	93,379	168,241	-	168,241	2	168,239	168,239	-	168,239
DSRG	11,542	421,906	670,346	-	670,346	10	670,336	670,336	-	670,336
DVSCS	3,739	62,999	88,046	-	88,046	14	88,032	88,032	-	88,032
FQB	48,869	542,037	550,269	9	550,278	-	550,278	550,278	-	550,278
FEIS	79,554	1,774,342	2,066,026	-	2,066,026	21	2,066,005	2,066,005	-	2,066,005
FGS	94,246	5,974,276	9,584,851	62	9,584,913	-	9,584,913	9,584,913	-	9,584,913
FHIS	60,378	333,810	314,570	-	314,570	4	314,566	314,566	-	314,566
FOS	27,323	526,709	795,918	-	795,918	19	795,899	795,899	-	795,899
FVSS	51,580	619,546	843,332	-	843,332	11	843,321	843,321	-	843,321
OVAG	22,709	1,593,788	2,603,083	11	2,603,094	-	2,603,094	2,603,094	-	2,603,094
JPMMV1	11,239	124,937	149,931	7	149,938	-	149,938	149,938	-	149,938
JACAS	19,590	729,738	1,109,574	-	1,109,574	44	1,109,530	1,109,530	-	1,109,530
JAGTS	46,080	566,975	963,526	-	963,526	17	963,509	963,509	-	963,509
JAIGS	8,254	262,769	338,585	-	338,585	19	338,566	338,566	-	338,566
LPVCII	35,515	555,050	909,891	-	909,891	22	909,869	909,869	-	909,869
SBVHY	46,738	345,635	336,044	17	336,061	-	336,061	336,061	-	336,061
SBVI	178,010	3,623,317	4,047,950	5	4,047,955	-	4,047,955	4,047,955	-	4,047,955
MSEM	1,809	13,659	13,028	13	13,041	-	13,041	13,041	-	13,041
MSVRE	14,373	228,927	337,335	-	337,335	37	337,298	337,298	-	337,298
EIF	3,173	55,611	72,313	3	72,316	-	72,316	72,316	-	72,316
GBF	78,345	861,898	851,611	-	851,611	20	851,591	851,591	-	851,591
GEM	5,398	65,866	74,166	-	74,166	11	74,155	74,155	-	74,155
GIG	23,469	234,207	299,225	-	299,225	9	299,216	299,216	-	299,216
GVDMA	12,006	149,776	176,486	2	176,488	-	176,488	176,488	-	176,488
GVDMC	349	3,718	4,141	5	4,146	-	4,146	4,146	-	4,146
GVIDA	10,807	108,372	160,048	1	160,049	-	160,049	160,049	-	160,049
GVIDC	5,238	52,562	56,260	-	56,260	3	56,257	56,257	-	56,257
GVIDM	76,587	916,589	1,006,350	2	1,006,352	-	1,006,352	1,006,352	-	1,006,352
HIBF	23,615	156,355	154,679	-	154,679	20	154,659	154,659	-	154,659
MCIF	83,054	1,762,337	2,298,116	-	2,298,116	13	2,298,103	2,298,103	-	2,298,103
NVAMV1	44,073	697,110	875,730	-	875,730	20	875,710	875,710	-	875,710
NVCBD1	409	4,522	4,412	-	4,412	5	4,407	4,407	-	4,407
NVMLG1	4,841	49,220	50,734	17	50,751	-	50,751	50,751	-	50,751
NVMMG1	44,471	498,811	514,087	-	514,087	38	514,049	514,049	-	514,049
NVNMO1	2,382	24,042	36,082	-	36,082	41	36,041	36,041	-	36,041

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVOLG1	587,644	11,354,982	14,121,080	-	14,121,080	64	14,121,016	14,121,016	-	14,121,016
NVRE1	4,458	32,359	47,033	-	47,033	2	47,031	47,031	-	47,031
SAM	950,261	950,261	950,261	-	950,261	15	950,246	950,246	-	950,246
SCF	57,981	1,101,402	1,501,120	-	1,501,120	20	1,501,100	1,501,100	-	1,501,100
SCGF	35,951	625,095	714,337	-	714,337	37	714,300	714,300	-	714,300
SCVF	35,544	401,621	411,595	-	411,595	24	411,571	411,571	-	411,571
TRF	65,508	849,863	1,783,134	15	1,783,149	-	1,783,149	1,783,149	-	1,783,149
AMCG	36,038	938,437	1,453,784	-	1,453,784	8	1,453,776	1,453,776	-	1,453,776
AMSRS	23,915	629,272	885,569	-	885,569	1	885,568	885,568	-	885,568
PMVSTA	4,482	46,318	46,166	13	46,179	-	46,179	46,179	-	46,179
VWEM	22,639	294,634	326,006	-	326,006	17	325,989	325,989	-	325,989
VWHA	946	27,739	25,184	9	25,193	-	25,193	25,193	-	25,193

Total (unaudited)			$56,427,186	$191	$56,427,377	$630	$56,426,747	$56,426,747	$-	$56,426,747

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ACVI	ACVIG	ACVU1	DCAP	DSRG	DVSCS	FQB
Reinvested dividends	$352,183	2,019	3,815	-	3,009	4,792	525	13,875
Mortality and expense risk charges (note 2)	(765,446)	(18,098)	(5,145)	(2,149)	(9,799)	(8,857)	(1,169)	(7,851)

Net investment income (loss)	(413,263)	(16,079)	(1,330)	(2,149)	(6,790)	(4,065)	(644)	6,024

Realized gain (loss) on investments	2,693,885	37,150	26,824	992	246,914	34,680	485	221
Change in unrealized gain (loss) on investments	3,453,650	32,222	(7,848)	20,867	(142,903)	96,031	15,502	(26,749)

Net gain (loss) on investments	6,147,535	69,372	18,976	21,859	104,011	130,711	15,987	(26,528)

Reinvested capital gains	4,136,885	35,738	53,429	9,859	74,714	14,091	1,074	4,812

Net increase (decrease) in contract owners’ equity resulting from operations	$9,871,157	89,031	71,075	29,569	171,935	140,737	16,417	(15,692)

Investment Activity*:	FEIS	FGS	FHIS	FOS	FVSS	OVAG	OVGI	JPMMV1
Reinvested dividends	$35,243	-	16,431	3,340	11,323	-	21,407	1,032
Mortality and expense risk charges (note 2)	(27,819)	(127,926)	(4,405)	(10,501)	(10,909)	(35,647)	(36,603)	(1,797)

Net investment income (loss)	7,424	(127,926)	12,026	(7,161)	414	(35,647)	(15,196)	(765)

Realized gain (loss) on investments	55,374	526,733	(803)	6,978	6,191	198,824	961,279	338
Change in unrealized gain (loss) on investments	117,797	(531,659)	(1,891)	65,693	129,323	(28,025)	(422,123)	23,504

Net gain (loss) on investments	173,171	(4,926)	(2,694)	72,671	135,514	170,799	539,156	23,842

Reinvested capital gains	219,464	1,872,755	-	56,229	66,694	271,561	174,507	5,683

Net increase (decrease) in contract owners’ equity resulting from operations	$400,059	1,739,903	9,332	121,739	202,622	406,713	698,467	28,760

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	JACAS	JAGTS	JAIGS	LPVCII	SBVHY	SBVI	MSEM	MSVRE
Reinvested dividends	$-	1,067	3,503	12,714	15,062	39,725	674	8,614
Mortality and expense risk charges (note 2)	(15,005)	(13,180)	(4,822)	(11,723)	(5,296)	(54,213)	(183)	(5,379)

Net investment income (loss)	(15,005)	(12,113)	(1,319)	991	9,766	(14,488)	491	3,235

Realized gain (loss) on investments	36,805	28,220	5,307	30,385	77	16,446	(2)	64,080
Change in unrealized gain (loss) on investments	43,267	(1,475)	33,433	90,676	(8,979)	487,444	(944)	51,812

Net gain (loss) on investments	80,072	26,745	38,740	121,061	(8,902)	503,890	(946)	115,892

Reinvested capital gains	131,796	122,290	-	64,058	-	330,475	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$196,863	136,922	37,421	186,110	864	819,877	(455)	119,127

Investment Activity*:	EIF	GBF	GEM	GIG	GVDMA	GVDMC	GVIDA	GVIDC
Reinvested dividends	$1,066	14,436	774	7,576	265	8	207	129
Mortality and expense risk charges (note 2)	(1,398)	(12,743)	(1,160)	(4,176)	(2,386)	(56)	(2,235)	(800)

Net investment income (loss)	(332)	1,693	(386)	3,400	(2,121)	(48)	(2,028)	(671)

Realized gain (loss) on investments	22,067	(3,556)	506	2,125	494	4	2,246	176
Change in unrealized gain (loss) on investments	(6,063)	(30,716)	(7,138)	24,594	18,035	215	17,433	891

Net gain (loss) on investments	16,004	(34,272)	(6,632)	26,719	18,529	219	19,679	1,067

Reinvested capital gains	1,102	-	-	-	2,561	34	2,665	346

Net increase (decrease) in contract owners’ equity resulting from operations	$16,774	(32,579)	(7,018)	30,119	18,969	205	20,316	742

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIDM	HIBF	MCIF	NVAMV1	NVCBD1	NVMLG1	NVMMG1	NVNMO1
Reinvested dividends	$1,938	7,306	26,323	10,229	87	-	665	101
Mortality and expense risk charges (note 2)	(14,128)	(2,705)	(30,926)	(11,416)	(62)	(606)	(7,845)	(460)

Net investment income (loss)	(12,190)	4,601	(4,603)	(1,187)	25	(606)	(7,180)	(359)

Realized gain (loss) on investments	8,071	(1,995)	40,570	7,442	-	(296)	5,366	246
Change in unrealized gain (loss) on investments	76,059	4,401	353,840	216,391	(258)	7,458	(104,355)	6,659

Net gain (loss) on investments	84,130	2,406	394,410	223,833	(258)	7,162	(98,989)	6,905

Reinvested capital gains	11,590	-	38,441	-	125	7,605	73,759	666

Net increase (decrease) in contract owners’ equity resulting from operations	$83,530	7,007	428,248	222,646	(108)	14,161	(32,410)	7,212

Investment Activity*:	NVOLG1	NVRE1	SAM	SCF	SCGF	SCVF	TRF	AMCG
Reinvested dividends	$62,485	437	-	-	-	-	12,851	-
Mortality and expense risk charges (note 2)	(139,543)	(572)	(15,884)	(19,934)	(9,973)	(5,535)	(23,452)	(21,187)

Net investment income (loss)	(77,058)	(135)	(15,884)	(19,934)	(9,973)	(5,535)	(10,601)	(21,187)

Realized gain (loss) on investments	63,814	316	-	19,740	(1,065)	(13,956)	125,042	123,896
Change in unrealized gain (loss) on investments	2,264,724	14,741	-	328,510	8,981	117,737	111,445	(95,436)

Net gain (loss) on investments	2,328,538	15,057	-	348,250	7,916	103,781	236,487	28,460

Reinvested capital gains	158,032	-	-	14,439	60,469	-	76,880	154,535

Net increase (decrease) in contract owners’ equity resulting from operations	$2,409,512	14,922	(15,884)	342,755	58,412	98,246	302,766	161,808

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMSRS	PMVSTA	VWEM	VWHA
Reinvested dividends	$3,147	468	3,406	109
Mortality and expense risk charges (note 2)	(11,559)	(656)	(5,224)	(349)

Net investment income (loss)	(8,412)	(188)	(1,818)	(240)

Realized gain (loss) on investments	5,235	1	4,066	(168)
Change in unrealized gain (loss) on investments	146,304	(540)	(59,416)	4,179

Net gain (loss) on investments	151,539	(539)	(55,350)	4,011

Reinvested capital gains	16,090	-	8,317	-

Net increase (decrease) in contract owners’ equity resulting from operations	$159,217	(727)	(48,851)	3,771

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ACVI		ACVIG		ACVU1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(413,263)	(222,431)	(16,079)	(9,881)	(1,330)	1,641	(2,149)	(1,511)
Realized gain (loss) on investments	2,693,885	996,086	37,150	11,894	26,824	10,857	992	490
Change in unrealized gain (loss) on investments	3,453,650	4,112,682	32,222	233,298	(7,848)	1,289	20,867	35,629
Reinvested capital gains	4,136,885	3,171,313	35,738	15,330	53,429	15,604	9,859	9,456

Net increase (decrease) in contract owners’ equity resulting from operations	9,871,157	8,057,650	89,031	250,641	71,075	29,391	29,569	44,064

Equity transactions:
Purchase payments received from contract owners (note 4)	321,737	151,956	338	5,373	90	229	1,376	1,375
Transfers between funds	-	-	2,908	624	14,899	(16,236)	-	1,423
Redemptions (notes 2, 3, and 4)	(4,723,319)	(5,675,393)	(99,175)	(41,993)	(53,525)	(9,480)	(6)	(33)
Adjustments to maintain reserves	(1,966)	1,311	(19)	11	3	(5)	15	(4)

Net equity transactions	(4,403,548)	(5,522,126)	(95,948)	(35,985)	(38,533)	(25,492)	1,385	2,761

Net change in contract owners’ equity	5,467,609	2,535,524	(6,917)	214,656	32,542	3,899	30,954	46,825
Contract owners’ equity at beginning of period	50,959,138	48,423,614	1,276,297	1,061,641	334,967	331,068	137,285	90,460

Contract owners’ equity at end of period	$56,426,747	50,959,138	1,269,380	1,276,297	367,509	334,967	168,239	137,285

CHANGE IN UNITS:
Beginning units	1,634,034	1,917,276	59,207	61,127	12,657	13,790	2,842	2,767
Units purchased	158,821	135,863	190	335	807	10	26	76
Units redeemed	(341,901)	(419,105)	(4,480)	(2,255)	(2,075)	(1,143)	-	(1)

Ending units	1,450,954	1,634,034	54,917	59,207	11,389	12,657	2,868	2,842

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DCAP		DSRG		DVSCS		FQB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(6,790)	(4,996)	(4,065)	(1,724)	(644)	(177)	6,024	8,318
Realized gain (loss) on investments	246,914	20,189	34,680	25,570	485	(212)	221	5,220
Change in unrealized gain (loss) on investments	(142,903)	78,569	96,031	82,315	15,502	2,622	(26,749)	24,786
Reinvested capital gains	74,714	68,491	14,091	6,280	1,074	3,226	4,812	1,925

Net increase (decrease) in contract owners’ equity resulting from operations	171,935	162,253	140,737	112,441	16,417	5,459	(15,692)	40,249

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	17	10	157	157	2,491	2,872
Transfers between funds	(873,665)	(2,756)	(18,208)	(9,977)	6,007	-	1,914	(27)
Redemptions (notes 2, 3, and 4)	(85,998)	(210,390)	(41,331)	(44,100)	(1,160)	(731)	(2,883)	(128,696)
Adjustments to maintain reserves	10	(17)	(7)	17	17	(5)	(300)	235

Net equity transactions	(959,653)	(213,163)	(59,529)	(54,050)	5,021	(579)	1,222	(125,616)

Net change in contract owners’ equity	(787,718)	(50,910)	81,208	58,391	21,438	4,880	(14,470)	(85,367)
Contract owners’ equity at beginning of period	787,718	838,628	589,128	530,737	66,594	61,714	564,748	650,115

Contract owners’ equity at end of period	$-	787,718	670,336	589,128	88,032	66,594	550,278	564,748

CHANGE IN UNITS:
Beginning units	23,517	30,526	24,255	26,747	1,736	1,754	26,822	32,916
Units purchased	-	-	1	-	134	5	215	141
Units redeemed	(23,517)	(7,009)	(2,216)	(2,492)	(26)	(23)	(156)	(6,235)

Ending units	-	23,517	22,040	24,255	1,844	1,736	26,881	26,822

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEIS		FGS		FHIS		FOS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,424	4,725	(127,926)	(96,320)	12,026	10,545	(7,161)	(6,421)
Realized gain (loss) on investments	55,374	17,037	526,733	454,647	(803)	(3,166)	6,978	4,819
Change in unrealized gain (loss) on investments	117,797	(30,109)	(531,659)	1,538,186	(1,891)	(4,629)	65,693	81,656
Reinvested capital gains	219,464	77,827	1,872,755	657,362	-	-	56,229	2,773

Net increase (decrease) in contract owners’ equity resulting from operations	400,059	69,480	1,739,903	2,553,875	9,332	2,750	121,739	82,827

Equity transactions:
Purchase payments received from contract owners (note 4)	84,743	10,830	80,369	24,222	238	236	-	1,651
Transfers between funds	10,865	(53,097)	(35,328)	(112,735)	(1,436)	-	64	(7,219)
Redemptions (notes 2, 3, and 4)	(215,911)	(114,694)	(600,281)	(488,262)	(3,187)	(29,350)	(14,950)	(32,802)
Adjustments to maintain reserves	(12)	28	(542)	192	(11)	18	(22)	27

Net equity transactions	(120,315)	(156,933)	(555,782)	(576,583)	(4,396)	(29,096)	(14,908)	(38,343)

Net change in contract owners’ equity	279,744	(87,453)	1,184,121	1,977,292	4,936	(26,346)	106,831	44,484
Contract owners’ equity at beginning of period	1,786,261	1,873,714	8,400,792	6,423,500	309,630	335,976	689,068	644,584

Contract owners’ equity at end of period	$2,066,005	1,786,261	9,584,913	8,400,792	314,566	309,630	795,899	689,068

CHANGE IN UNITS:
Beginning units	65,162	71,805	225,426	244,308	16,744	18,390	35,919	38,264
Units purchased	3,077	936	1,883	1,417	13	13	3	127
Units redeemed	(7,004)	(7,579)	(15,374)	(20,299)	(246)	(1,659)	(733)	(2,472)

Ending units	61,235	65,162	211,935	225,426	16,511	16,744	35,189	35,919

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVSS		OVAG		OVGI		JPMMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$414	(1,085)	(35,647)	(26,977)	(15,196)	2,020	(765)	31
Realized gain (loss) on investments	6,191	39,877	198,824	113,348	961,279	45,330	338	(79)
Change in unrealized gain (loss) on investments	129,323	(28,748)	(28,025)	446,368	(422,123)	13,356	23,504	(5,967)
Reinvested capital gains	66,694	28,688	271,561	157,435	174,507	238,750	5,683	5,013

Net increase (decrease) in contract owners’ equity resulting from operations	202,622	38,732	406,713	690,174	698,467	299,456	28,760	(1,002)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(4)	2,456	530	757	25,000	-
Transfers between funds	-	(85,208)	(25,887)	3,246	(3,315,355)	(1,804)	-	-
Redemptions (notes 2, 3, and 4)	(317)	(261)	(205,638)	(133,673)	(96,535)	(111,890)	-	(13)
Adjustments to maintain reserves	3	(19)	16	27	(3)	10	15	9

Net equity transactions	(314)	(85,488)	(231,513)	(127,944)	(3,411,363)	(112,927)	25,015	(4)

Net change in contract owners’ equity	202,308	(46,756)	175,200	562,230	(2,712,896)	186,529	53,775	(1,006)
Contract owners’ equity at beginning of period	641,013	687,769	2,427,894	1,865,664	2,712,896	2,526,367	96,163	97,169

Contract owners’ equity at end of period	$843,321	641,013	2,603,094	2,427,894	-	2,712,896	149,938	96,163

CHANGE IN UNITS:
Beginning units	20,610	23,587	73,147	77,972	95,507	99,922	2,906	2,906
Units purchased	-	-	1	415	17	430	632	-
Units redeemed	(8)	(2,977)	(6,365)	(5,240)	(95,524)	(4,845)	-	-

Ending units	20,602	20,610	66,783	73,147	-	95,507	3,538	2,906

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JACAS		JAGTS		JAIGS		LPVCII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(15,005)	(11,037)	(12,113)	(9,662)	(1,319)	(685)	991	398
Realized gain (loss) on investments	36,805	37,314	28,220	23,282	5,307	(19,994)	30,385	32,999
Change in unrealized gain (loss) on investments	43,267	197,415	(1,475)	199,188	33,433	55,579	90,676	1,222
Reinvested capital gains	131,796	68,806	122,290	59,608	-	-	64,058	6,293

Net increase (decrease) in contract owners’ equity resulting from operations	196,863	292,498	136,922	272,416	37,421	34,900	186,110	40,912

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	109	245	-	-	242	340
Transfers between funds	-	(35,518)	3,183	85,050	(3,523)	(11,591)	(9,965)	71,427
Redemptions (notes 2, 3, and 4)	(90,216)	(147,965)	(23,593)	(37,836)	(14,775)	(68,655)	(24,939)	(42,003)
Adjustments to maintain reserves	(74)	56	(163)	66	(28)	17	(29)	30

Net equity transactions	(90,290)	(183,427)	(20,464)	47,525	(18,326)	(80,229)	(34,691)	29,794

Net change in contract owners’ equity	106,573	109,071	116,458	319,941	19,095	(45,329)	151,419	70,706
Contract owners’ equity at beginning of period	1,002,957	893,886	847,051	527,110	319,471	364,800	758,450	687,744

Contract owners’ equity at end of period	$1,109,530	1,002,957	963,509	847,051	338,566	319,471	909,869	758,450

CHANGE IN UNITS:
Beginning units	25,099	30,675	31,536	29,167	20,603	26,915	32,542	31,327
Units purchased	-	44	423	4,395	-	-	15	3,384
Units redeemed	(2,129)	(5,620)	(1,059)	(2,026)	(1,055)	(6,312)	(1,332)	(2,169)

Ending units	22,970	25,099	30,900	31,536	19,548	20,603	31,225	32,542

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBVHY		SBVI		MSEM		MSVRE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,766	9,503	(14,488)	(2,241)	491	393	3,235	4,603
Realized gain (loss) on investments	77	(3,865)	16,446	(46,288)	(2)	(5)	64,080	1,018
Change in unrealized gain (loss) on investments	(8,979)	15,807	487,444	(212,370)	(944)	141	51,812	(92,797)
Reinvested capital gains	-	-	330,475	342,291	-	-	-	9,273

Net increase (decrease) in contract owners’ equity resulting from operations	864	21,445	819,877	81,392	(455)	529	119,127	(77,903)

Equity transactions:
Purchase payments received from contract owners (note 4)	630	635	2,054	14,246	-	-	-	-
Transfers between funds	(57,619)	(1,054)	(69,579)	(160,154)	-	-	(135,297)	-
Redemptions (notes 2, 3, and 4)	(1,290)	(47,651)	(127,698)	(390,723)	(5)	(7)	(342)	(354)
Adjustments to maintain reserves	3	27	3	40	2	5	(67)	55

Net equity transactions	(58,276)	(48,043)	(195,220)	(536,591)	(3)	(2)	(135,706)	(299)

Net change in contract owners’ equity	(57,412)	(26,598)	624,657	(455,199)	(458)	527	(16,579)	(78,202)
Contract owners’ equity at beginning of period	393,473	420,071	3,423,298	3,878,497	13,499	12,972	353,877	432,079

Contract owners’ equity at end of period	$336,061	393,473	4,047,955	3,423,298	13,041	13,499	337,298	353,877

CHANGE IN UNITS:
Beginning units	13,140	14,845	108,834	127,949	331	331	7,998	8,007
Units purchased	51	23	59	561	-	-	-	-
Units redeemed	(1,958)	(1,728)	(5,475)	(19,676)	(1)	-	(2,467)	(9)

Ending units	11,233	13,140	103,418	108,834	330	331	5,531	7,998

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	EIF		GBF		GEM		GIG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(332)	27	1,693	5,810	(386)	386	3,400	(434)
Realized gain (loss) on investments	22,067	20,314	(3,556)	(5,337)	506	95	2,125	1,019
Change in unrealized gain (loss) on investments	(6,063)	(28,401)	(30,716)	48,228	(7,138)	8,123	24,594	15,819
Reinvested capital gains	1,102	4,245	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,774	(3,815)	(32,579)	48,701	(7,018)	8,604	30,119	16,404

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	597	803	157	157	157	157
Transfers between funds	-	(38,026)	(45,731)	(20,560)	-	-	-	-
Redemptions (notes 2, 3, and 4)	(38,655)	(1,719)	(42,901)	(113,876)	(1,194)	(400)	(3,066)	(4,133)
Adjustments to maintain reserves	(7)	29	(22)	14	(6)	5	(1)	17

Net equity transactions	(38,662)	(39,716)	(88,057)	(133,619)	(1,043)	(238)	(2,910)	(3,959)

Net change in contract owners’ equity	(21,888)	(43,531)	(120,636)	(84,918)	(8,061)	8,366	27,209	12,445
Contract owners’ equity at beginning of period	94,204	137,735	972,227	1,057,145	82,216	73,850	272,007	259,562

Contract owners’ equity at end of period	$72,316	94,204	851,591	972,227	74,155	82,216	299,216	272,007

CHANGE IN UNITS:
Beginning units	4,045	6,044	54,815	62,343	2,900	2,910	15,948	16,199
Units purchased	-	-	128	223	5	7	8	11
Units redeemed	(1,427)	(1,999)	(5,213)	(7,751)	(44)	(17)	(163)	(262)

Ending units	2,618	4,045	49,730	54,815	2,861	2,900	15,793	15,948

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMA		GVDMC		GVIDA		GVIDC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,121)	(1,676)	(48)	(1,428)	(2,028)	(1,114)	(671)	(1,507)
Realized gain (loss) on investments	494	1,389	4	(68,046)	2,246	(339)	176	(1,285)
Change in unrealized gain (loss) on investments	18,035	6,614	215	5,113	17,433	34,438	891	7,351
Reinvested capital gains	2,561	9,007	34	106	2,665	8,703	346	548

Net increase (decrease) in contract owners’ equity resulting from operations	18,969	15,334	205	(64,255)	20,316	41,688	742	5,107

Equity transactions:
Purchase payments received from contract owners (note 4)	-	13	-	-	-	-	219	284
Transfers between funds	-	-	-	(389,279)	-	99,447	-	(2,870)
Redemptions (notes 2, 3, and 4)	(52)	(15,170)	(3)	(14)	(6,564)	(4,873)	(2,492)	(95,716)
Adjustments to maintain reserves	(11)	40	4	8	(2)	7	(6)	16

Net equity transactions	(63)	(15,117)	1	(389,285)	(6,566)	94,581	(2,279)	(98,286)

Net change in contract owners’ equity	18,906	217	206	(453,540)	13,750	136,269	(1,537)	(93,179)
Contract owners’ equity at beginning of period	157,582	157,365	3,940	457,480	146,299	10,030	57,794	150,973

Contract owners’ equity at end of period	$176,488	157,582	4,146	3,940	160,049	146,299	56,257	57,794

CHANGE IN UNITS:
Beginning units	5,865	6,488	198	24,605	5,101	389	3,545	9,744
Units purchased	-	1	-	-	-	4,891	13	18
Units redeemed	(1)	(624)	-	(24,407)	(201)	(179)	(152)	(6,217)

Ending units	5,864	5,865	198	198	4,900	5,101	3,406	3,545

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDM		HIBF		MCIF		NVAMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(12,190)	(11,439)	4,601	7,868	(4,603)	(3,732)	(1,187)	1,664
Realized gain (loss) on investments	8,071	2,151	(1,995)	(359)	40,570	45,966	7,442	(4,465)
Change in unrealized gain (loss) on investments	76,059	35,605	4,401	1,585	353,840	72,012	216,391	(19,862)
Reinvested capital gains	11,590	51,509	-	-	38,441	84,136	-	16,001

Net increase (decrease) in contract owners’ equity resulting from operations	83,530	77,826	7,007	9,094	428,248	198,382	222,646	(6,662)

Equity transactions:
Purchase payments received from contract owners (note 4)	143	142	-	-	56	61	400	409
Transfers between funds	-	-	(59,707)	-	(53)	104	(681)	404
Redemptions (notes 2, 3, and 4)	(38,751)	(51,534)	(2,283)	(1,045)	(41,717)	(121,455)	(40,395)	(42,459)
Adjustments to maintain reserves	-	29	(21)	31	3	(35)	(17)	20

Net equity transactions	(38,608)	(51,363)	(62,011)	(1,014)	(41,711)	(121,325)	(40,693)	(41,626)

Net change in contract owners’ equity	44,922	26,463	(55,004)	8,080	386,537	77,057	181,953	(48,288)
Contract owners’ equity at beginning of period	961,430	934,967	209,663	201,583	1,911,566	1,834,509	693,757	742,045

Contract owners’ equity at end of period	$1,006,352	961,430	154,659	209,663	2,298,103	1,911,566	875,710	693,757

CHANGE IN UNITS:
Beginning units	41,359	43,761	8,146	8,188	35,378	37,866	22,765	24,367
Units purchased	6	7	-	-	1	4	11	33
Units redeemed	(1,565)	(2,409)	(2,339)	(42)	(665)	(2,492)	(1,113)	(1,635)

Ending units	39,800	41,359	5,807	8,146	34,714	35,378	21,663	22,765

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCBD1		NVMLG1		NVMMG1		NVNMO1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$25	57	(606)	(478)	(7,180)	(5,954)	(359)	(238)
Realized gain (loss) on investments	-	1	(296)	1,917	5,366	(358)	246	5
Change in unrealized gain (loss) on investments	(258)	170	7,458	(9,189)	(104,355)	159,518	6,659	1,144
Reinvested capital gains	125	10	7,605	15,165	73,759	58,354	666	2,106

Net increase (decrease) in contract owners’ equity resulting from operations	(108)	238	14,161	7,415	(32,410)	211,560	7,212	3,017

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	18	-	-
Transfers between funds	-	-	-	-	(5)	(25,777)	-	-
Redemptions (notes 2, 3, and 4)	-	-	(557)	(16,489)	(21,255)	(7,649)	(418)	(421)
Adjustments to maintain reserves	(1)	(2)	26	(20)	(10)	(21)	(38)	(12)

Net equity transactions	(1)	(2)	(531)	(16,509)	(21,270)	(33,429)	(456)	(433)

Net change in contract owners’ equity	(109)	236	13,630	(9,094)	(53,680)	178,131	6,756	2,584
Contract owners’ equity at beginning of period	4,516	4,280	37,121	46,215	567,729	389,598	29,285	26,701

Contract owners’ equity at end of period	$4,407	4,516	50,751	37,121	514,049	567,729	36,041	29,285

CHANGE IN UNITS:
Beginning units	314	314	784	1,251	9,571	10,420	721	736
Units purchased	-	-	-	-	-	39	-	-
Units redeemed	-	-	(10)	(467)	(348)	(888)	(9)	(15)

Ending units	314	314	774	784	9,223	9,571	712	721

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVOLG1		NVRE1		SAM		SCF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(77,058)	(6,619)	(135)	32	(15,884)	(20,294)	(19,934)	(13,239)
Realized gain (loss) on investments	63,814	123,942	316	(688)	-	-	19,740	11,466
Change in unrealized gain (loss) on investments	2,264,724	388,763	14,741	(2,472)	-	-	328,510	169,828
Reinvested capital gains	158,032	829,448	-	153	-	-	14,439	41,495

Net increase (decrease) in contract owners’ equity resulting from operations	2,409,512	1,335,534	14,922	(2,975)	(15,884)	(20,294)	342,755	209,550

Equity transactions:
Purchase payments received from contract owners (note 4)	1,335	7,209	-	-	62,076	56,334	96	116
Transfers between funds	3,963,615	(202,751)	-	(2,691)	652,915	1,007,977	(4,978)	1,626
Redemptions (notes 2, 3, and 4)	(1,168,297)	(547,939)	(1,714)	(8)	(1,094,534)	(1,462,939)	(27,841)	(91,544)
Adjustments to maintain reserves	-	(25)	9	(10)	(6)	(17)	(12)	15

Net equity transactions	2,796,653	(743,506)	(1,705)	(2,709)	(379,549)	(398,645)	(32,735)	(89,787)

Net change in contract owners’ equity	5,206,165	592,028	13,217	(5,684)	(395,433)	(418,939)	310,020	119,763
Contract owners’ equity at beginning of period	8,914,851	8,322,823	33,814	39,498	1,345,679	1,764,618	1,191,080	1,071,317

Contract owners’ equity at end of period	$14,121,016	8,914,851	47,031	33,814	950,246	1,345,679	1,501,100	1,191,080

CHANGE IN UNITS:
Beginning units	191,339	209,413	981	1,069	133,278	172,743	22,445	24,422
Units purchased	71,396	217	-	-	77,557	117,465	20	91
Units redeemed	(26,724)	(18,291)	(38)	(88)	(115,386)	(156,930)	(538)	(2,068)

Ending units	236,011	191,339	943	981	95,449	133,278	21,927	22,445

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCGF		SCVF		TRF		AMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(9,973)	(7,388)	(5,535)	(4,445)	(10,601)	(5,395)	(21,187)	(17,016)
Realized gain (loss) on investments	(1,065)	1,725	(13,956)	(421)	125,042	75,618	123,896	11,993
Change in unrealized gain (loss) on investments	8,981	128,559	117,737	13,411	111,445	(53,201)	(95,436)	363,170
Reinvested capital gains	60,469	68,923	-	1,467	76,880	107,460	154,535	62,130

Net increase (decrease) in contract owners’ equity resulting from operations	58,412	191,819	98,246	10,012	302,766	124,482	161,808	420,277

Equity transactions:
Purchase payments received from contract owners (note 4)	28	36	455	688	57,638	2,849	-	13,239
Transfers between funds	467	(19,009)	(3)	-	-	(60,233)	(13,980)	(14,835)
Redemptions (notes 2, 3, and 4)	(25,887)	(9,846)	(30,950)	(10,533)	(186,037)	(49,967)	(221,855)	(19,757)
Adjustments to maintain reserves	(36)	27	(333)	221	(314)	74	10	4

Net equity transactions	(25,428)	(28,792)	(30,831)	(9,624)	(128,713)	(107,277)	(235,825)	(21,349)

Net change in contract owners’ equity	32,984	163,027	67,415	388	174,053	17,205	(74,017)	398,928
Contract owners’ equity at beginning of period	681,316	518,289	344,156	343,768	1,609,096	1,591,891	1,527,793	1,128,865

Contract owners’ equity at end of period	$714,300	681,316	411,571	344,156	1,783,149	1,609,096	1,453,776	1,527,793

CHANGE IN UNITS:
Beginning units	17,388	18,376	7,746	8,022	55,660	59,911	33,043	33,698
Units purchased	75	26	1	2	1,760	54	-	312
Units redeemed	(701)	(1,014)	(632)	(278)	(6,091)	(4,305)	(4,821)	(967)

Ending units	16,762	17,388	7,115	7,746	51,329	55,660	28,222	33,043

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMSRS		PMVSTA		VWEM		VWHA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8,412)	(5,363)	(188)	(1,937)	(1,818)	2,035	(240)	(74)
Realized gain (loss) on investments	5,235	3,959	1	4,121	4,066	1,608	(168)	(187)
Change in unrealized gain (loss) on investments	146,304	88,327	(540)	4,486	(59,416)	37,204	4,179	3,533
Reinvested capital gains	16,090	26,353	-	-	8,317	9,563	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159,217	113,276	(727)	6,670	(48,851)	50,410	3,771	3,272

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	3,807	-	-
Transfers between funds	-	-	-	-	14,163	2,079	-	-
Redemptions (notes 2, 3, and 4)	(10,911)	(71,714)	-	(847,529)	(10,657)	(5,088)	(578)	(14)
Adjustments to maintain reserves	12	16	-	57	(9)	(5)	12	8

Net equity transactions	(10,899)	(71,698)	-	(847,472)	3,497	793	(566)	(6)

Net change in contract owners’ equity	148,318	41,578	(727)	(840,802)	(45,354)	51,203	3,205	3,266
Contract owners’ equity at beginning of period	737,250	695,672	46,906	887,708	371,343	320,140	21,988	18,722

Contract owners’ equity at end of period	$885,568	737,250	46,179	46,906	325,989	371,343	25,193	21,988

CHANGE IN UNITS:
Beginning units	21,343	23,742	4,511	85,978	7,518	7,493	787	787
Units purchased	-	-	-	-	293	150	-	-
Units redeemed	(286)	(2,399)	-	(81,467)	(216)	(125)	(18)	-

Ending units	21,057	21,343	4,511	4,511	7,595	7,518	769	787

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-8 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
LEGG MASON
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)*
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)*
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)*
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)*

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2021.

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
VWHAS	VanEck VIP Trust - Global Resources Fund: Class S	VanEck VIP Trust - Global Hard Assets Fund: Class S	5/1/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.40% to 1.80%.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Beneficiary Protector Option	0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $15,192 and $15,940, respectively, and total transfers from the Separate Account to the fixed account were $124,666 and $392,025, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$56,427,186	$-	$-	$56,427,186

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVI	$40,173	$116,443
ACVIG	81,215	67,653
ACVU1	11,031	1,951
DCAP	77,723	969,462
DSRG	18,883	68,379
DVSCS	7,673	2,240
FQB	22,128	9,920
FEIS	341,454	234,869
FGS	1,936,138	746,851
FHIS	16,431	8,789
FOS	59,593	25,411
FVSS	78,017	11,227
OVAG	271,561	267,175
OVGI	195,914	3,447,963
JPMMV1	31,711	1,794
JACAS	131,796	105,223
JAGTS	135,235	45,424
JAIGS	3,503	23,120
LPVCII	76,790	46,403
SBVHY	15,924	64,435
SBVI	370,201	249,435
MSEM	674	188
MSVRE	8,614	141,017
EIF	2,168	40,054
GBF	15,528	101,871
GEM	857	2,280
GIG	7,576	7,085
GVDMA	2,826	2,437
GVDMC	43	59
GVIDA	2,872	8,800
GVIDC	630	3,229
GVIDM	13,529	52,736
HIBF	7,306	64,695
MCIF	64,765	72,640
NVAMV1	10,229	52,091
NVCBD1	212	62
NVMLG1	7,605	1,163
NVMMG1	74,424	29,106
NVNMO1	768	879
NVOLG1	4,405,715	1,528,088
NVRE1	437	2,286
SAM	141,309	536,737
SCF	15,591	53,808
SCGF	62,673	37,568
SCVF	381	36,577
TRF	139,069	201,356
AMCG	154,535	257,023
AMSRS	19,236	22,469
PMVSTA	468	656
VWEM	24,526	14,521
VWHA	109	927

	$9,107,769	$9,786,575

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	1.40%	54,917		$23.11	$1,269,380	0.16%	7.23%
2020	1.40%	59,207		21.56	1,276,297	0.48%	24.12%
2019	1.40%	61,127		17.37	1,061,641	0.86%	26.62%
2018	1.40%	64,750		13.72	888,134	1.37%	-16.41%
2017	1.40%	75,591		16.41	1,240,434	0.88%	29.38%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	1.40%	11,389		32.27	367,509	1.08%	21.92%
2020	1.40%	12,657		26.47	334,967	1.95%	10.24%
2019	1.40%	13,790		24.01	331,068	2.08%	22.21%
2018	1.40%	14,575		19.64	286,313	1.93%	-8.18%
2017	1.40%	15,631		21.39	334,385	2.34%	18.80%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2021	1.40%	2,868		58.66	168,239	0.00%	21.44%
2020	1.40%	2,842		48.31	137,285	0.00%	47.76%
2019	1.40%	2,767		32.69	90,460	0.00%	32.70%
2018	1.40%	2,729		24.64	67,235	0.23%	-0.66%
2017	1.40%	1,973		24.80	48,932	0.36%	30.38%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	1.40% to 1.80%	23,517	33.53 to $	29.59	787,718	0.79%	21.96% to 21.46%
2019	1.40% to 1.80%	30,526	27.50 to $	24.36	838,628	1.16%	34.19% to 33.65%
2018	1.40% to 1.80%	33,582	20.49 to $	18.23	687,541	1.26%	-8.16% to -8.54%
2017	1.40% to 1.80%	35,077	22.31 to $	19.93	782,008	1.34%	25.56% to 25.05%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	1.40%	22,040		30.41	670,336	0.78%	25.22%
2020	1.40%	24,255		24.29	589,128	1.08%	22.41%
2019	1.40%	26,747		19.84	530,737	1.49%	32.48%
2018	1.40%	29,356		14.98	439,716	1.78%	-5.75%
2017	1.40%	31,068		15.89	493,707	1.18%	13.72%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	1.40%	1,844		47.74	88,032	0.67%	24.38%
2020	1.40%	1,736		38.38	66,594	1.07%	9.09%
2019	1.40%	1,754		35.18	61,714	1.01%	20.50%
2018	1.40%	3,186		29.20	92,997	0.81%	-10.26%
2017	1.40%	3,209		32.54	104,407	0.84%	10.83%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	1.40%	26,881		20.47	550,278	2.50%	-2.78%
2020	1.40%	26,822		21.06	564,748	2.89%	6.61%
2019	1.40%	32,916		19.75	650,115	2.90%	7.91%
2018	1.40%	32,929		18.30	602,690	3.10%	-1.99%
2017	1.40%	34,067		18.67	636,194	3.23%	2.58%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	1.40% to 1.80%	61,235	33.76 to $	28.12	2,066,005	1.81%	23.08% to 22.58%
2020	1.40% to 1.80%	65,162	27.43 to $	22.94	1,786,261	1.70%	5.05% to 4.63%
2019	1.40% to 1.80%	71,805	26.11 to $	21.92	1,873,714	1.87%	25.54% to 25.03%
2018	1.40% to 1.80%	80,962	20.80 to $	17.53	1,682,933	2.10%	-9.69% to -10.06%
2017	1.40% to 1.80%	87,024	23.03 to $	19.50	2,003,103	1.62%	11.23% to 10.78%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	1.40% to 1.80%	211,935	45.23 to $	41.43	9,584,913	0.00%	21.36% to 20.87%
2020	1.40% to 1.80%	225,426	37.27 to $	34.28	8,400,792	0.06%	41.74% to 41.16%
2019	1.40% to 1.80%	244,308	26.30 to $	24.28	6,423,500	0.16%	32.31% to 31.77%
2018	1.40% to 1.80%	256,791	19.87 to $	18.43	5,103,137	0.15%	-1.68% to -2.08%
2017	1.40% to 1.80%	266,079	20.21 to $	18.82	5,378,071	0.13%	33.12% to 32.58%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2021	1.40%	16,511		19.05	314,566	5.26%	3.03%
2020	1.40%	16,744		18.49	309,630	4.80%	1.21%
2019	1.40%	18,390		18.27	335,976	5.10%	13.31%
2018	1.40%	18,874		16.12	304,310	5.24%	-4.96%
2017	1.40%	21,236		16.96	360,254	5.19%	5.58%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	1.40%	35,189		22.62	795,899	0.45%	17.90%
2020	1.40%	35,919		19.18	689,068	0.35%	13.88%
2019	1.40%	38,264		16.85	644,584	1.63%	25.89%
2018	1.40%	41,417		13.38	554,242	1.42%	-16.08%
2017	1.40%	48,136		15.95	767,631	1.34%	28.29%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	1.40%	20,602		40.93	843,321	1.46%	31.61%
2020	1.40%	20,610		31.10	641,013	1.20%	6.66%
2019	1.40%	23,587		29.16	687,769	1.60%	32.41%
2018	1.40%	23,595		22.02	519,593	0.87%	-18.50%
2017	1.40%	23,605		27.02	637,771	1.41%	17.55%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	1.40%	66,783		38.98	2,603,094	0.00%	17.43%
2020	1.40%	73,147		33.19	2,427,894	0.04%	38.72%
2019	1.40%	77,972		23.93	1,865,664	0.00%	37.41%
2018	1.40%	80,709		17.41	1,405,389	0.00%	-7.41%
2017	1.40%	88,921		18.81	1,672,193	0.03%	26.99%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	1.40%	95,507		28.41	2,712,896	1.49%	12.35%
2019	1.40%	99,922		25.28	2,526,367	1.07%	30.23%
2018	1.40%	106,171		19.41	2,061,211	1.16%	-9.18%
2017	1.40%	111,477		21.38	2,383,063	1.25%	15.28%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	1.40%	3,538		42.38	149,938	0.93%	28.07%
2020	1.40%	2,906		33.09	96,163	1.45%	-1.04%
2019	1.40%	2,906		33.44	97,169	1.73%	24.99%
2018	1.40%	3,570		26.75	95,481	0.99%	-13.08%
2017	1.40%	3,796		30.78	116,833	0.78%	12.18%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	1.40% to 1.80%	22,970	48.21 to $	57.63	1,109,530	0.00%	20.88% to 20.39%
2020	1.40% to 1.80%	25,099	39.88 to $	47.87	1,002,957	0.17%	37.09% to 36.53%
2019	1.40% to 1.80%	30,675	29.09 to $	35.06	893,886	0.02%	34.94% to 34.39%
2018	1.40% to 1.80%	32,066	21.56 to $	26.09	692,510	1.20%	0.29% to -0.12%
2017	1.40% to 1.80%	37,639	21.50 to $	26.12	810,392	0.00%	28.18% to 27.66%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	1.40%	30,900		31.18	963,509	0.11%	16.10%
2020	1.40%	31,536		26.86	847,051	0.00%	48.62%
2019	1.40%	29,167		18.07	527,110	0.44%	42.79%
2018	1.40%	35,524		12.66	449,613	1.09%	-0.51%
2017	1.40%	46,808		12.72	595,459	0.46%	42.89%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	1.40%	19,548		17.32	338,566	1.03%	11.70%
2020	1.40%	20,603		15.51	319,471	1.17%	14.40%
2019	1.40%	26,915		13.55	364,800	1.83%	24.93%
2018	1.40%	29,753		10.85	322,786	1.66%	-16.33%
2017	1.40%	32,436		12.97	420,581	1.56%	28.98%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2021	1.40%	31,225		29.14	909,869	2.24%	25.02%
2020	1.40%	32,542		23.31	758,450	1.47%	6.16%
2019	1.40%	31,327		21.95	687,744	1.50%	29.75%
2018	1.40%	32,978		16.92	558,015	1.43%	-6.20%
2017	1.40%	39,814		18.04	718,171	1.50%	17.51%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2021	1.40%	11,233		29.91	336,061	4.01%	-0.09%
2020	1.40%	13,140		29.94	393,473	3.84%	5.81%
2019	1.40%	14,845		28.30	420,071	5.29%	12.78%
2018	1.40%	15,402		25.09	386,456	5.23%	-5.27%
2017	1.40%	15,485		26.49	410,143	5.03%	7.13%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2021	1.40% to 1.80%	103,418	39.17 to $	29.13	4,047,955	1.05%	24.44% to 23.94%
2020	1.40% to 1.80%	108,834	31.47 to $	23.50	3,423,298	1.34%	3.77% to 3.35%
2019	1.40% to 1.80%	127,949	30.33 to $	22.74	3,878,497	1.74%	27.08% to 26.56%
2018	1.40% to 1.80%	138,470	23.87 to $	17.97	3,303,166	1.48%	-10.16% to -10.52%
2017	1.40% to 1.80%	154,655	26.56 to $	20.08	4,106,555	1.37%	13.23% to 12.78%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	1.40%	330		39.40	13,041	5.11%	-3.40%
2020	1.40%	331		40.78	13,499	4.51%	4.07%
2019	1.40%	331		39.19	12,972	5.34%	12.65%
2018	1.40%	331		34.79	11,515	5.62%	-8.26%
2017	1.40%	331		37.92	12,551	5.44%	8.18%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	1.40%	5,531		60.98	337,298	2.06%	37.85%
2020	1.40%	7,998		44.24	353,877	2.78%	-18.02%
2019	1.40%	8,007		53.96	432,079	1.87%	17.27%
2018	1.40%	8,350		46.01	384,220	2.77%	-9.01%
2017	1.40%	9,448		50.57	477,817	1.52%	1.67%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	1.40%	2,618		27.62	72,316	1.31%	18.61%
2020	1.40%	4,045		23.29	94,204	1.43%	2.18%
2019	1.40%	6,044		22.79	137,735	1.71%	25.53%
2018	1.40%	7,135		18.16	129,551	1.54%	-8.56%
2017	1.40%	9,870		19.86	196,012	3.13%	16.35%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	1.40%	49,730		17.12	851,591	1.67%	-3.45%
2020	1.40%	54,815		17.74	972,227	1.97%	4.60%
2019	1.40%	62,343		16.96	1,057,145	2.33%	4.78%
2018	1.40%	66,521		16.18	1,076,505	2.10%	-1.45%
2017	1.40%	76,788		16.42	1,261,002	2.07%	0.66%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	1.40%	2,861		25.92	74,155	0.94%	-8.57%
2020	1.40%	2,900		28.35	82,216	1.97%	11.71%
2019	1.40%	2,910		25.38	73,850	2.02%	21.22%
2018	1.40%	4,657		20.93	97,472	0.69%	-18.58%
2017	1.40%	4,698		25.71	120,795	1.41%	39.53%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021		1.40%	15,793	18.95	299,216	2.56%	11.08%
2020		1.40%	15,948	17.06	272,007	1.22%	6.44%
2019		1.40%	16,199	16.02	259,562	2.63%	17.45%
2018		1.40%	16,659	13.64	227,281	2.02%	-15.74%
2017		1.40%	17,113	16.19	277,073	1.73%	25.67%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021		1.40%	5,864	30.10	176,488	0.15%	12.04%
2020		1.40%	5,865	26.86	157,582	0.22%	10.76%
2019		1.40%	6,488	24.25	157,365	2.10%	20.12%
2018		1.40%	7,128	20.19	143,927	1.62%	-9.03%
2017		1.40%	7,477	22.19	165,951	1.37%	15.05%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021		1.40%	198	20.94	4,146	0.21%	5.21%
2020		1.40%	198	19.90	3,940	0.00%	7.03%
2019		1.40%	24,605	18.59	457,480	2.15%	11.89%
2018		1.40%	27,079	16.62	449,943	1.50%	-5.09%
2017		1.40%	42,525	17.51	744,491	1.87%	7.69%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021		1.40%	4,900	32.66	160,049	0.13%	13.89%
2020		1.40%	5,101	28.68	146,299	0.29%	11.24%
2019		1.40%	389	25.78	10,030	1.02%	22.00%
2018		1.40%	1,536	21.13	32,462	1.51%	-10.14%
2017		1.40%	1,552	23.52	36,500	1.57%	16.78%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021		1.40%	3,406	16.52	56,257	0.23%	1.31%
2020		1.40%	3,545	16.30	57,794	0.05%	5.22%
2019		1.40%	9,744	15.49	150,973	2.18%	8.00%
2018		1.40%	9,914	14.35	142,215	1.82%	-3.19%
2017		1.40%	20,282	14.82	300,546	2.01%	4.21%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021		1.40%	39,800	25.28	1,006,352	0.19%	8.77%
2020		1.40%	41,359	23.25	961,430	0.14%	8.80%
2019		1.40%	43,761	21.37	934,967	2.14%	16.10%
2018		1.40%	49,498	18.40	910,935	1.84%	-7.01%
2017		1.40%	50,379	19.79	997,016	1.75%	11.35%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021		1.40%	5,807	26.64	154,659	4.78%	3.50%
2020		1.40%	8,146	25.74	209,663	5.43%	4.53%
2019		1.40%	8,188	24.62	201,583	5.80%	13.13%
2018		1.40%	9,257	21.76	201,490	5.91%	-4.36%
2017		1.40%	9,424	22.76	214,463	5.33%	5.27%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021		1.40%	34,714	66.20	2,298,103	1.16%	22.52%
2020		1.40%	35,378	54.03	1,911,566	1.18%	11.53%
2019		1.40%	37,866	48.45	1,834,509	1.30%	23.89%
2018		1.40%	42,134	39.10	1,647,581	1.32%	-12.63%
2017		1.40%	43,493	44.76	1,946,617	1.06%	14.16%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021		1.40%	21,663	40.42	875,710	1.28%	32.65%
2020		1.40%	22,765	30.47	693,757	1.68%	0.07%
2019		1.40%	24,367	30.45	742,045	2.58%	25.18%
2018		1.40%	27,833	24.33	677,121	1.38%	-10.62%
2017		1.40%	30,455	27.22	828,987	1.65%	7.16%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	1.40%	314		14.04	4,407	1.78%	-2.41%
2020	1.40%	314		14.38	4,516	2.65%	5.51%
2019	1.40%	314		13.63	4,280	3.00%	7.42%
2018	1.40%	314		12.69	3,985	3.20%	-1.82%
2017	1.40%	314		12.92	4,058	3.00%	2.94%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	1.40%	774		65.57	50,751	0.00%	38.48%
2020	1.40%	784		47.35	37,121	0.00%	28.27%
2019	1.40%	1,251		36.91	46,215	4.01%	28.70%
2018	1.40%	1,459		28.68	41,845	0.31%	-4.44%
2017	1.40%	1,474		30.01	44,241	0.36%	28.39%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	1.40%	9,223		55.74	514,049	0.12%	-6.04%
2020	1.40%	9,571		59.32	567,729	0.00%	58.65%
2019	1.40%	10,420		37.39	389,598	0.00%	35.33%
2018	1.40%	11,364		27.63	313,962	0.00%	-8.16%
2017	1.40%	12,148		30.08	365,483	0.00%	25.95%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2017	1.40%	176		32.26	5,678	1.10%	12.25%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	1.40%	712		50.69	36,041	0.30%	24.80%
2020	1.40%	721		40.62	29,285	0.44%	11.96%
2019	1.40%	736		36.28	26,701	0.66%	26.28%
2018	1.40%	748		28.73	21,489	0.56%	-6.11%
2017	1.40%	762		30.60	23,315	0.43%	23.11%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	1.40% to 1.80%	236,011	59.84 to $	56.84	14,121,016	0.60%	28.42% to 27.90%
2020	1.40% to 1.80%	191,339	46.60 to $	44.44	8,914,851	1.33%	17.23% to 16.76%
2019	1.40% to 1.80%	209,413	39.75 to $	38.06	8,322,823	1.72%	35.69% to 35.14%
2018	1.40% to 1.80%	225,276	29.29 to $	28.16	6,598,418	0.75%	-2.66% to -3.06%
2017	1.40% to 1.80%	254,262	30.09 to $	29.05	7,651,272	0.48%	25.54% to 25.03%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	1.40%	943		49.87	47,031	1.08%	44.69%
2020	1.40%	981		34.47	33,814	1.50%	-6.71%
2019	1.40%	1,069		36.95	39,498	1.57%	28.87%
2018	1.40%	1,232		28.67	35,322	1.78%	-5.28%
2017	1.40%	1,367		30.27	41,375	2.16%	5.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	1.40%	95,449		9.96	950,246	0.00%	-1.40%
2020	1.40%	133,278		10.10	1,345,679	0.25%	-1.16%
2019	1.40%	172,743		10.22	1,764,618	1.74%	0.36%
2018	1.40%	141,050		10.18	1,435,757	1.36%	-0.04%
2017	1.40%	150,818		10.18	1,535,746	0.40%	-0.98%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	1.40%	21,927		68.46	1,501,100	0.00%	29.01%
2020	1.40%	22,445		53.07	1,191,080	0.02%	20.97%
2019	1.40%	24,422		43.87	1,071,317	0.07%	23.89%
2018	1.40%	27,093		35.41	959,313	0.01%	-13.86%
2017	1.40%	28,303		41.11	1,163,465	0.00%	11.90%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	1.40%	16,762		42.62	714,300	0.00%	8.76%
2020	1.40%	17,388		39.18	681,316	0.00%	38.92%
2019	1.40%	18,376		28.21	518,289	0.00%	33.81%
2018	1.40%	19,201		21.08	404,736	0.00%	-9.24%
2017	1.40%	20,027		23.22	465,129	0.00%	23.18%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	1.40%	7,115		57.85	411,571	0.00%	30.19%
2020	1.40%	7,746		44.43	344,156	0.08%	3.68%
2019	1.40%	8,022		42.85	343,768	0.97%	17.33%
2018	1.40%	11,053		36.52	403,679	0.68%	-18.12%
2017	1.40%	11,626		44.61	518,589	0.47%	7.54%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	1.40% to 1.80%	51,329	34.76 to $	32.72	1,783,149	0.79%	20.18% to 19.69%
2020	1.40% to 1.80%	55,660	28.92 to $	27.34	1,609,096	1.14%	8.81% to 8.37%
2019	1.40% to 1.80%	59,911	26.58 to $	25.22	1,591,891	1.12%	27.50% to 26.98%
2018	1.40% to 1.80%	67,519	20.85 to $	19.87	1,407,191	1.07%	-1.41% to -1.81%
2017	1.40% to 1.80%	73,137	21.15 to $	20.23	1,546,192	0.99%	18.84% to 18.36%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	1.40%	28,222		51.51	1,453,776	0.00%	11.41%
2020	1.40%	33,043		46.24	1,527,793	0.00%	38.02%
2019	1.40%	33,698		33.50	1,128,865	0.00%	30.89%
2018	1.40%	36,565		25.59	935,833	0.00%	-7.72%
2017	1.40%	39,283		27.74	1,089,542	0.00%	23.54%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	1.40%	21,057		42.06	885,568	0.38%	21.75%
2020	1.40%	21,343		34.54	737,250	0.59%	17.89%
2019	1.40%	23,742		29.30	695,672	0.56%	24.12%
2018	1.40%	1,825		23.61	43,082	0.49%	-7.05%
2017	1.40%	1,951		25.40	49,552	0.53%	16.78%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2021	1.40%	4,511		10.24	46,179	0.99%	-1.55%
2020	1.40%	4,511		10.40	46,906	1.18%	0.71%
2019	1.40%	85,978		10.32	887,708	2.37%	1.26%
2018	1.40%	85,978		10.20	876,676	2.37%	0.00%
2017	1.40%	4,511		10.20	45,997	1.60%	0.88%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	1.40%	7,595		42.92	325,989	0.92%	-13.10%
2020	1.40%	7,518		49.39	371,343	2.07%	15.61%
2019	1.40%	7,493		42.73	320,140	0.52%	28.77%
2018	1.40%	10,298		33.18	341,688	0.34%	-24.56%
2017	1.40%	13,996		43.98	615,606	0.40%	48.93%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	1.40%	769		32.76	25,193	0.44%	17.26%
2020	1.40%	787		27.94	21,988	0.94%	17.44%
2019	1.40%	787		23.79	18,722	0.00%	10.30%
2018	1.40%	804		21.57	17,340	0.00%	-29.29%
2017	1.40%	2,500		30.50	76,251	0.00%	-3.07%
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.